SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Summary of the changes in the fair value of the Company's Level 3 financial liabilities on recurring basis (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 3,236,281
Initial fair value, discounted to present value	3,236,281
Amortized interest on patent obligation	314,453
conversion of debentures	1,570,000	1,180,000
Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance		540,000
Fair value of bifurcated conversion feature issued	1,570,000	1,180,000
Change in value of bifurcated conversion feature	592,945	(475,189)
conversion of debentures	(2,702,945)	(164,811)
Patent Acquisition Obligation [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance
Initial fair value, discounted to present value	2,850,511
Amortized interest on patent obligation	$ 385,770